Summary of Significant Accounting Policies - Schedule of Exchange Rates Used to Translate (Details) - RMB [Member]	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Balance sheet items, except for the registered and paid-up capital, as of end of period/year [Member]
Schedule of Exchange Rates Used to Translate [Line Items]
Balance sheet items, except for the registered and paid-up capital, as of end of period/year	0.06898	0.072567	0.072203
Amounts included in the statement of Operations and statement of cash flows for the period/ year ended [Member]
Schedule of Exchange Rates Used to Translate [Line Items]
Balance sheet items, except for the registered and paid-up capital, as of end of period/year	0.071019	0.072163	0.071671